Income tax expense - Additional information (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 29, 2019 ARS ($)	Mar. 29, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)
Disclosure Of Income Tax [Abstract]
Effective income tax rate			36.00%	51.00%	41.00%
Future income tax rate for the year 2018			35.00%
Future income tax rate for the year 2019			30.00%
Future income tax rate for the year 2020 and thereafter			25.00%
Future Applicable Tax Rate Year Four			30.00%
Deferred tax expense (income)	$ 4,225	$ 70,544	$ 31,346	$ 24,999	$ 41,843
Special Current Tax Charge	$ 771	$ 11,876
Income Tax, Inflation Adjustment Due To Price Index Variation						$ 1,863,000	$ 31,202,000
Percentage Price Index Variation Has Exceeded			30.00%
Current Tax Liabilities Due To Tax Inflation Adjustments						362,000	6,044,000
Deferred Tax Liabilities Due To Tax Inflation Adjustments						$ 1,501,000	$ 25,158,000